ACQUISITIONS	12 Months Ended
Sep. 30, 2012
Acquisition
ACQUISITIONS

Note 3—Acquisitions

On December 20, 2010 we acquired all of the outstanding capital stock of Abraxas Corporation (Abraxas), a company that provides services that are complementary to our Mission Support Services (MSS) business including risk mitigation services, and subject matter and operational expertise for law enforcement and homeland security clients. The results of Abraxas' operations have been included in our consolidated financial statements since the acquisition date.

We paid $126.0 million in cash from our existing cash resources to acquire Abraxas. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

The recoverable income taxes are primarily related to carryback claims for the tax benefit of acquired net operating losses. The net deferred tax liabilities were recorded to reflect the tax impact of the identified intangible assets that will not generate tax deductible amortization expense, net of the future tax benefit of acquired net operating loss carryforwards. The intangible assets, which include trade name, customer relationships, non-compete agreements and backlog, will be amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of 6 years from the date of acquisition.

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisition and have a continuing impact on operations including the amortization of purchased intangibles and the elimination of interest expense for the repayment of Abraxas' debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisition been completed on October 1, 2009, and it does not purport to project our future operating results.